Accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Basis of preparation
Basis of preparation
These consolidated financial statements have been prepared on the going concern basis (see note 1c) and in accordance with the Disclosure and Transparency Rules of the Financial Conduct Authority and in accordance with
UK-adopted
International Accounting Standards and with the requirements of the Companies Act 2006. On 31 December 2020, IFRS as adopted by the European Union at that date was brought into UK law and became
UK-adopted
International Accounting Standards (IASs), with future changes being subject to endorsement by the UK Endorsement Board. The Group transitioned to
UK-adopted
IASs on 1 January 2021. This change constituted a change in accounting framework. However, there was no impact on recognition, measurement or disclosure as a result of the change in framework. The consolidated financial statements have also been prepared in accordance with IFRSs as issued by the International Accounting Standards Board (IASB). In respect of accounting standards applicable to the Group, there is no difference between
UK-adopted
IASs and IFRSs as issued by the IASB.
These consolidated financial statements have been prepared under the historical cost convention as modified by the revaluation of financial assets and liabilities (including derivative financial instruments) at fair value.
These accounting policies have been consistently applied to all years presented, unless otherwise stated.
1. Interpretations and amendments to published standards effective 2022
– No new standards were adopted in 2022.
A number of other new pronouncements are effective from 1 January 2022 but they do not have a material impact on the consolidated financial statements. Additional disclosure has been given where relevant.
2. Standards, interpretations and amendments to published standards that are not yet effective
– The following new accounting standards and amendments to new accounting standards have been issued but are not yet effective and unless otherwise indicated, have been endorsed:

—	IFRS 17 ‘Insurance contracts’;

—	Amendments to IAS 1 and IFRS Practice Statement 2 ‘Disclosure of accounting policies’;

—	Amendments to IAS 1 ‘Classification of liabilities as current or non-current’ (not yet endorsed);

—	Amendments to IAS 1 ‘Non-current liabilities with covenants’ (not yet endorsed);

—	Amendments to IAS 8 ‘Definition of accounting estimates’;

—	Amendments to IAS 12 ‘Deferred tax related to assets and liabilities arising from a single transaction’; and

—	Amendments to IFRS 16 ’Lease liability in a sale and leaseback’ (not yet endorsed).
The Group is currently assessing the impact of the above changes, but they are not expected to have a material impact. The Group does not plan to early adopt any of the above new accounting standards or amendments. The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.
3. Critical accounting assumptions and judgements
– The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting assumptions and estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies.
All assumptions and estimates constitute management’s best judgement at the date of the financial statements, however, in the future, actual experience may deviate from these estimates and assumptions.
The areas requiring a higher degree of judgement or complexity, or areas where assumptions and estimates have a significant risk of resulting in material adjustments to the carrying value of assets and liabilities within the consolidated financial statements are:

—	Intangible assets: goodwill and acquired intangible assets

—	Taxation

—	Revenue: provisions for returns

—	Employee benefits: pensions

—	Property, plant and equipment: right-of-use assets

—	Classification as discontinued operations
The key judgements and key areas of estimation are set out below, as well as in the relevant accounting policies and in the notes to the accounts where appropriate.

Key judgements

—  The application of tax legislation in relation to provisions for uncertain tax positions. See notes 7 and 34.

—  The allocation of goodwill to the cash-generating units and groups of cash-generating units. See note 11.

—  Whether the Group will be eligible to receive the surplus associated with the UK Group Pension Plan in recognising a pension asset. See note 25.

—  The results and cash flows of businesses disposed do not meet the criteria to be classified and presented as discontinued operations. See note 31.

Key areas of estimation

—  The recoverability of goodwill balances. Key assumptions used in goodwill impairment testing are discount rates, perpetuity growth rates, forecast sales growth rates and forecast operating profits. See note 11.

—  The valuation of acquired intangible assets recognised on the acquisition of a business. See notes 11 and 30.

—  The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations. See notes 7 and 34.

—  The level of provisions required for anticipated returns is estimated based on historical experience, customer buying patterns and retailer behaviours including stock levels. See note 3.

—  The determination of the pension cost and defined benefit obligation of the Group’s defined benefit pension schemes depends on the selection of certain assumptions, which include the discount rate, inflation rate, salary growth and longevity. See note 25.

—  The recoverability of
right-of-use
assets and in particular assumptions related to the ability to sublease vacant leased assets in the future. See note 10.

The Group has assessed the impact of the uncertainty presented by the volatile macro-economic and geo-political
environment on the financial statements, specifically considering the impact on key judgements and significant estimates along with other areas of increased risk as follows:

—	Financial instruments and hedge accounting; and

—	Translation methodologies.
No material accounting impacts relating to the areas assessed above were recognised in the year. The Group will continue to monitor these areas of increased judgement, estimation and risk.
The Group no longer considers the
COVID-19
pandemic to be an area of significant uncertainty and is no longer specifically assessing the impact of the
COVID-19
pandemic on areas of judgement, estimation and risk.

Consolidation
Consolidation
1. Business combinations
– The acquisition method of accounting is used to account for business combinations.
The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interest issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred in the operating expenses line of the income statement. Identifiable assets acquired and identifiable liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The determination of fair values often requires significant judgements and the use of estimates, and, for material acquisitions, the fair value of the acquired intangible assets is determined by an independent valuer. The excess of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill (note 30).
See the ‘Intangible assets’ policy for the accounting policy on goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, in the case of a bargain purchase, the difference is recognised directly in the income statement.
On an
acquisition-by-acquisition
basis, the Group recognises any
non-controlling
interest in the acquiree either at fair value or at the
non-controlling
interest’s proportionate share of the acquiree’s net assets.
IFRS 3 ‘Business Combinations’ has not been applied retrospectively to business combinations before the date of transition to IFRS.
Management exercises judgement in determining the classification of its investments in its businesses, in line with the following:
2. Subsidiaries
– Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
3. Transactions with
non-controlling
interests
– Transactions with
non-controlling
interests that do not result in loss of control are accounted for as equity transactions, that is, as transactions with the owners in their capacity as owners. Any surplus or deficit arising from disposals to a non-controlling
interest is recorded in equity. For purchases from a
non-controlling
interest, the difference between consideration paid and the relevant share acquired of the carrying value of the subsidiary is recorded in equity.
4. Joint ventures and associates
– Joint ventures are entities in which the Group holds an interest on a long-term basis and has rights to the net assets through contractually agreed sharing of control. Associates are entities over which the Group has significant influence but not the power to control the financial and operating policies, generally accompanying a shareholding of between 20% and 50% of the voting rights. Ownership percentage is likely to be the key indicator of investment classification; however, other factors, such as Board representation, may also affect the accounting classification. Judgement is required to assess all of the qualitative and quantitative factors which may indicate that the Group does, or does not, have significant influence over an investment. Investments in joint ventures and associates are accounted for by the equity method and are initially recognised at the fair value of consideration transferred.
The Group’s share of its joint ventures’ and associates’ post-acquisition profits or losses is recognised in the income statement and its share of post-acquisition movements in reserves is recognised in reserves.
The Group’s share of its joint ventures’ and associates’ results is recognised as a component of operating profit as these operations form part of the core publishing business of the Group and are an integral part of existing wholly-owned businesses. The cumulative post-acquisition movements are adjusted against the carrying amount of the investment. When the Group’s share of losses in a joint venture or associate equals or exceeds its interest in the joint venture or associate, the Group does not recognise further losses unless the Group has incurred obligations or made payments on behalf of the joint venture or associate.
Unrealised gains and losses on transactions between the Group and its joint ventures and associates are eliminated to the extent of the Group’s interest in these entities.
5. Contribution of a subsidiary to an associate or joint venture
– The gain or loss resulting from the contribution or sale of a subsidiary to an associate or a joint venture is recognised in full. Where such transactions do not involve cash consideration, significant judgements and estimates are used in determining the fair values of the consideration received.

Foreign currency translation
Foreign currency translation
1. Functional and presentation currency
– Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in sterling, which is the company’s functional and presentation currency.
2. Transactions and balances
– Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end
exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in equity as qualifying net investment hedges.
3. Group companies
– The results and financial position of all Group companies that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

—	Assets and liabilities are translated at the closing rate at the date of the balance sheet

—	Income and expenses are translated at average exchange rates

—	All resulting exchange differences are recognised as a separate component of equity.
On consolidation, exchange differences arising from the translation of the net investment in foreign entities, and of borrowings and other currency instruments designated as hedges of such investments, are taken to shareholders’ equity. The Group treats specific inter-company loan balances, which are not intended to be repaid in the foreseeable future, as part of its net investment. When a foreign operation is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.
The principal overseas currency for the Group is the US dollar. The average rate for the year against sterling was $1.24 (2021: $1.38; 2020: $1.28) and the year-end
rate was $1.21 (2021: 1.35; 2020: $1.37).
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are stated at historical cost less depreciation. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for intended use. Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20–50 years

Buildings (leasehold):	over the period of the lease

Plant and equipment:	3–10 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
The carrying value of an asset is written down to its recoverable amount if the carrying value of the asset is greater than its estimated recoverable amount.

Investment Property
Investment property
In 2022, the Group classified certain assets as investment property. Properties that are no longer occupied by the Group and which are held for operating lease rental are classified as investment property. Investment property assets are carried at cost less accumulated depreciation and any recognised impairment in value. The depreciation policies for investment property are consistent with those described for property, plant and equipment

Intangible assets
Intangible assets
1. Goodwill
– For the acquisition of subsidiaries made on or after 1 January 2010, goodwill represents the excess of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired. For the acquisition of subsidiaries made from the date of transition to IFRS to 31 December 2009, goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets acquired. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill on acquisition of associates and joint ventures represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets acquired.
Goodwill on acquisitions of associates and joint ventures is included in investments in associates and joint ventures.
Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. An impairment loss is recognised to the extent that the carrying value of goodwill exceeds the recoverable amount. The recoverable amount is the higher of fair value less costs of disposal and value in use. These calculations require the use of estimates in respect of forecast cash flows and discount rates and significant management judgement in respect of cash-generating unit (CGU) and cost allocation; impairment is a key source of estimation uncertainty and has a significant risk of resulting in a material adjustment to the carrying amount of relevant assets within the next financial year. A summary of these assets by CGU and a description of the key assumptions and sensitivities is included in note 11.
Goodwill is allocated to aggregated CGUs for the purpose of impairment testing. The allocation is made to those aggregated CGUs that are expected to benefit from the business combination in which the goodwill arose. Where there are changes to CGUs, goodwill is reallocated to the new CGUs and aggregation of CGUs using a relative value method.
Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
2. Acquired software
– Software separately acquired for internal use is capitalised at cost. Software acquired in material business combinations is capitalised at its fair value as determined by an independent valuer. The assets are assessed for impairment triggers on an annual basis or when triggering events occur. Acquired software is amortised on a straight-line basis over its estimated useful life of between three
and eight years.
3. Internally developed software
– Internal and external costs incurred during the preliminary stage of developing computer software for internal use are expensed as incurred. Internal and external costs incurred to develop computer software for internal use during the application development stage are capitalised if the Group expects economic benefits from the development. Capitalisation in the application development stage begins once the Group can reliably measure the expenditure attributable to the software development and has demonstrated its intention to complete and use the software. Internally developed software is amortised on a straight-line basis over its estimated useful life of between three
and
ten
years. The assets are assessed for impairment triggers on an annual basis or when triggering events occur.
4. Acquired intangible assets
– Acquired intangible assets include customer lists, contracts and relationships, trademarks and brands, publishing rights, content, technology and software rights. These assets are capitalised on acquisition at cost and included in intangible assets. Intangible assets acquired in material business combinations are capitalised at their fair value as determined by an independent valuer. The valuation of these assets are a key source of estimation uncertainty. Intangible assets are amortised over their estimated useful lives of between two and 20 years, using an amortisation method that reflects the pattern of their consumption. The assets are assessed for impairment triggers on an annual basis or when triggering events occur.
5. Product development assets
– Product development assets represent direct costs incurred in the development of educational programmes and titles prior to their publication. These costs are recognised as current intangible assets where the title will generate probable future economic benefits and costs can be measured reliably.
Product development assets relating to content are amortised upon publication of the title over estimated economic lives of seven years or less, being an estimate of the expected operating lifecycle of the title, with a higher proportion of the amortisation taken in the earlier years. Product development assets relating to product platforms are amortised over 10 years or less, being an estimate of the expected useful life.
The assessment of the useful economic life and the recoverability of product development assets involves judgement and is based on historical trends and management estimation of future potential sales.
Product development assets are assessed for impairment triggers on an annual basis or when triggering events occur. The carrying amount of product development assets is set out in note 20.
The investment in product development assets has been disclosed as part of net cash generated from operating activities in the cash flow statement.

Other financial assets
Other financial assets
Other financial assets are
non-derivative
financial assets classified and measured at estimated fair value.
Marketable securities and cash deposits with maturities of greater than three months are classified and subsequently measured at fair value through profit and loss (FVTPL). They are remeasured at each balance sheet date by using market data and the use of established valuation techniques. Any movement in the fair value is immediately recognised in finance income or finance costs in the income statement.
Investments in the equity instruments of other entities are classified and subsequently measured at fair value through other comprehensive income (FVOCI). Changes in fair value are recorded in equity in the fair value reserve via other comprehensive income. On subsequent disposal of the asset, the net fair value gains or losses are reclassified from the fair value reserve to retained earnings. Any dividends received from equity investments classified as FVOCI are recognised in the income statement unless they represent a return of capital.
Investments in funds which have a limited life are classified and subsequently measured at fair value through profit and loss (FVTPL). Changes in fair value are included within net finance costs within the income statement.

Inventories
Inventories
Inventories are stated at the lower of cost and net realisable value. Cost is determined using the weighted average method or an approximation thereof, such as the first in first out (FIFO) method. The cost of finished goods and work in progress comprises raw materials, direct labour, other direct costs and related production overheads. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Provisions are made for slow-moving and obsolete stock.

Royalty advances
Royalty advances
Advances of royalties to authors are included within trade and other receivables when the advance is paid less any provision required to adjust the advance to its net realisable value. The realisable value of royalty advances relies on a degree of management estimation in determining the profitability of individual author contracts. If the estimated realisable value of author contracts is overstated, this will have an adverse effect on operating profits as these excess amounts will be written off.
The recoverability of royalty advances is based upon an annual detailed management review of the age of the advance, the future sales projections for new authors and prior sales history of repeat authors.
The royalty advance is expensed at the contracted or effective royalty rate as the related revenues are earned. Royalty advances which will be consumed within one year are held in current assets. Royalty advances which will be consumed after one year are held in non-current
assets.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the cash flow statement include cash in hand, deposits held on call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are included in borrowings in current liabilities in the balance sheet.
Short-term deposits and marketable securities with maturities of greater than three months do not qualify as cash and cash equivalents and are reported as financial assets. Movements on these financial assets are classified as cash flows from financing activities in the cash flow statement where these amounts are used to offset the borrowings of the Group or as cash flows from investing activities where these amounts are held to generate an investment return.

Share capital
Share capital
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs, net of income taxes, is deducted from equity attributable to the company’s equity holders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable transaction costs and the related income tax effects, is included in equity attributable to the company’s equity holders.
Ordinary shares purchased under a buyback programme are cancelled and the nominal value of the shares is transferred to a capital redemption reserve.

Borrowings
Borrowings
Borrowings are recognised initially at fair value, which is proceeds received net of transaction costs incurred. Borrowings are subsequently stated at amortised cost with any difference between the proceeds (net of transaction costs) and the redemption value being recognised in the income statement over the period of the borrowings using the effective interest method. Accrued interest is included as part of borrowings.
Where a debt instrument is in a fair value hedging relationship, an adjustment is made to its carrying value in the income statement to reflect the hedged risk.
Where a debt instrument is in a net investment hedge relationship, gains and losses on the effective portion of the hedge are recognised in other comprehensive income.

Derivative financial instruments
Derivative financial instruments
Derivatives are recognised at fair value and remeasured at each balance sheet date. The fair value of derivatives is determined by using market data and the use of established estimation techniques such as discounted cash flow and option valuation models.
For derivatives in a hedge relationship, the currency basis spread is excluded from the designation as a hedging instrument.
Changes in the fair value of derivatives are recognised immediately in finance income or costs. However, derivatives relating to borrowings and certain foreign exchange contracts are designated as part of a hedging transaction.
The accounting treatment is summarised as follows:

Typical reason for designation	Reporting of gains and losses on effective portion of the hedge	Reporting of gains and losses on disposal
Net investment hedge

The derivative creates a foreign currency liability which is used to hedge changes in the value of a subsidiary which transacts in that currency.	Recognised in other comprehensive income.	On the disposal of foreign operations or subsidiaries, the accumulated value of gains and losses reported in other comprehensive income is transferred to the income statement.
Fair value hedges

The derivative transforms the interest profile on debt from fixed rate to floating rate. Changes in the value of the debt as a result of changes in interest rates and foreign exchange rates are offset by equal and opposite changes in the value of the derivative. When the Group’s debt is swapped to floating rates, the contracts used are designated as fair value hedges.

Gains and losses on the derivative are reported in finance income or finance costs. However, an equal and opposite change is made to the carrying value of the debt (a ‘fair value adjustment’) with the benefit/cost reported in finance income or finance costs. The net result should be a zero charge on a perfectly effective hedge.

If the debt and derivative are disposed of, the value of the derivative and the debt (including the fair value adjustment) are reset to zero. Any resultant gain or loss is recognised in finance income or finance costs.

Non-hedge accounted contracts

These are not designated as hedging instruments. Typically, these are short-term contracts to convert debt back to fixed rates or foreign exchange contracts where a natural offset exists.	Recognised in the income statement. No hedge accounting applies.

Taxation
Taxation
Current tax is recognised at the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.
Deferred income tax is provided, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realised or the deferred income tax liability is settled.
Deferred tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.
Deferred income tax is provided in respect of the undistributed earnings of subsidiaries, associates and joint ventures other than where it is intended that those undistributed earnings will not be remitted in the foreseeable future.
Current and deferred tax are recognised in the income statement, except when the tax relates to items charged or credited directly to equity or other comprehensive income, in which case the tax is also recognised in equity or other comprehensive income.
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the estimates in relation to the worldwide provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises tax provisions when it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are based on management’s best judgement of the application of tax legislation and best estimates of future settlement amounts (see note 7). Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
Deferred tax assets and liabilities require management judgement and estimation in determining the amounts to be recognised. In particular, when assessing the extent to which deferred tax assets should be recognised, significant judgement is used when considering the timing of the recognition and estimation is used to determine the level of future taxable income together with any future tax planning strategies (see note 13).

Employee benefits
Employee benefits
1. Pensions
– The retirement benefit asset and obligation recognised in the balance sheet represent the net of the present value of the defined benefit obligation and the fair value of plan assets at the balance sheet date. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash flows using yields on high-quality corporate bonds which have terms to maturity approximating the terms of the related liability.
When the calculation results in a potential asset, the recognition of that asset is limited to the asset ceiling – that is the present value of any economic benefits available in the form of refunds from the plan or a reduction in future contributions. Management uses judgement to determine the level of refunds available from the plan in recognising an asset.
The determination of the pension cost and defined benefit obligation of the Group’s defined benefit pension schemes depends on the selection of certain assumptions, which include the discount rate, inflation rate, salary growth and longevity (see note 25).
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. The service cost, representing benefits accruing over the year, is included in the income statement as an operating cost. Net interest is calculated by applying the discount rate to the net defined benefit obligation and is presented as finance costs or finance income.
Obligations for contributions to defined contribution pension plans are recognised as an operating expense in the income statement as incurred.
2. Other post-retirement obligations
– The expected costs of post-retirement medical and life assurance benefits are accrued over the period of employment, using a similar accounting methodology as for defined benefit pension obligations. The liabilities and costs relating to significant other post-retirement obligations are assessed annually by independent qualified actuaries.
3. Share-based payments
– The fair value of options or shares granted under the Group’s share and option plans is recognised as an employee expense after taking into account the Group’s best estimate of the number of awards expected to vest. Fair value is measured at the date of grant and is spread over the vesting period of the option or share. The fair value of the options granted is measured using an option model that is most appropriate to the award. The fair value of shares awarded is measured using the share price at the date of grant unless another method is more appropriate. Any proceeds received are credited to share capital and share premium when the options are exercised.

Provisions
Provisions
Provisions are recognised if the Group has a present legal or constructive obligation as a result of past events; it is more likely than not that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are discounted to present value where the effect is material.

Revenue recognition
Revenue recognition
The Group’s revenue streams are courseware, assessments and services. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, as well as the provision of online learning services in partnership with universities and other academic institutions.
Revenue is recognised in order to depict the transfer of control of promised goods and services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods and services. This process begins with the identification of our contract with a customer, which is generally through a master services agreement, customer purchase order, or a combination thereof. Within each contract, judgement is applied to determine the extent to which activities within the contract represent distinct performance obligations to be delivered and the total amount of transaction price to which we expect to be entitled.
The transaction price determined is net of sales taxes, rebates and discounts, and after eliminating sales within the Group. Where a contract contains multiple performance obligations such as the provision of supplementary materials or online access with textbooks, revenue is allocated on the basis of relative standalone selling prices. Where a contract contains variable consideration, significant estimation is required to determine the amount to which the Group is expected to be entitled.
Revenue is recognised on contracts with customers when or as performance obligations are satisfied, which is the period or the point in time where control of goods or services transfers to the customer. Judgement is applied to determine first whether control passes over time and if not, then the point in time at which control passes. Where revenue is recognised over time, judgement is used to determine the method which best depicts the transfer of control. Where an input method is used, significant estimation is required to determine the progress towards delivering the performance obligation.
Revenue from the sale of books is recognised net of a provision for anticipated returns. This provision is based primarily on historical return rates, customer buying patterns and retailer behaviours including stock levels (see note 24). If these estimates do not reflect actual returns in future periods then revenues could be understated or overstated for a particular period. When the provision for returns is remeasured at each reporting date to reflect changes in estimates, a corresponding adjustment is also recorded to revenue.
The Group may enter into contracts with another party in addition to our customer. In making the determination as to whether revenue should be recognised on a gross or net basis, the contract with the customer is analysed to understand which party controls the relevant good or service prior to transferring to the customer. This judgement is informed by facts and circumstances of the contract in determining whether the Group has promised to provide the specified good or service or whether the Group is arranging for the transfer of the specified good or service, including which party is responsible for fulfilment, has discretion to set the price to the customer and is responsible for inventory risk. On certain contracts, where the Group acts as an agent, only commissions and fees receivable for services rendered are recognised as revenue. Any third-party costs incurred on behalf of the principal that are rechargeable under the contractual arrangement are not included in revenue.
Income from recharges of freight and other activities which are incidental to the normal revenue-generating activities is included in other income.
Additional details on the Group’s revenue streams are also included in note 3.

Leases
Leases
The Group as a lessee
The Group assesses whether a contract is or contains a lease at the inception of the contract. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group recognises a right-of-use
asset and a lease liability at the lease commencement date with respect to all lease arrangements except for short-term leases (leases with a lease term of 12 months or less) and leases of low-value
assets. For these leases, the lease payments are recognised as an operating expense on a straight-line basis over the term of the lease.
The
right-of-use
asset is initially measured at cost, comprising the initial amount of the lease liability plus any initial direct costs incurred and an estimate of costs to restore the underlying asset, less any lease incentives received. The right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the asset or the end of the lease term. The Group applies IAS 36 to determine whether a right-of-use
asset is impaired. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate. The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate or a change in the Group’s assessment of whether it will exercise an extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the right-of-use
asset.
Management uses judgement to determine the lease term where extension and termination options are available within the lease.
The Group as a lessor
When the Group is an intermediate lessor, the head lease and sublease are accounted for as two separate contracts. The head lease is accounted for as per the lessee policy above. The sublease is classified as a finance lease or operating lease by reference to the right-of-use
asset arising from the head lease. Where the lease transfers substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease; all other leases are classified as operating leases. Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease. Amounts due from lessees under finance subleases are recognised as receivables at the amount of the Group’s net investment in the leases discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the discount rate used in the head lease.

Dividends	Dividends Final dividends are recorded in the Group’s financial statements in the period in which they are approved by the company’s shareholders. Interim dividends are recorded when paid.
Discontinued operations
Discontinued operations
A discontinued operation is a component of the Group’s business that represents a separate major line of business or geographical area of operations that has been disposed of or meets the criteria to be classified as held for sale.
When applicable, discontinued operations are presented in the income statement as a separate line and are shown net of tax.

Assets and liabilities held for sale
Assets and liabilities held for sale
Assets and liabilities are classified as held for sale and stated at the lower of carrying amount and fair value less costs to sell if it is highly probable that the carrying amount will be recovered principally through a sale transaction rather than through continuing use.
No depreciation is charged in respect of
non-current
assets classified as held for sale. Amounts relating to
non-current
assets and liabilities held for sale are classified as discontinued operations in the income statement where appropriate.

Trade receivables
Trade receivables
Trade receivables are stated at fair value after provision for bad and doubtful debts. Provisions for bad and doubtful debts are based on the expected credit loss model. The ‘simplified approach’ is used with the expected loss allowance measured at an amount equal to the lifetime expected credit losses. A provision for anticipated future sales returns is included within trade and other liabilities (also see Revenue recognition policy).

Comparative period revisions
1b. Comparative period revisions
In 2022, the Group identified an error related to the classification of certain investments in unlisted securities. Investments that should have been accounted for at fair value through profit and loss were previously accounted for at fair value through other comprehensive income. The investments are held at fair value within other financial assets on the balance sheet. Having assessed both the quantitative and qualitative factors, the Group has determined that the error did not have a material impact on its previously issued consolidated financial statements. However, the comparative financial statement line items have been corrected to reflect the change in accounting treatment. The fair value movements are now recorded within finance income, rather than within other comprehensive income. All impacted primary statements and related notes have been restated.
For the year ended 31 December 2021, the revision has resulted in an increase in finance income and a corresponding increase in profit before tax of £20m, a reduction in the income tax benefit of £2m, an increase in profit for the year and profit for the year attributable to equity holders of the company of £18m, a decrease in the fair value gain on other financial assets through other comprehensive income of £20m with an increase in the attributable tax of £2m, resulting in a decrease in other comprehensive income for the year of £18m, and no change in total comprehensive income for the year, all as compared to amounts previously reported.
For the year ended 31 December 2020, the revision has resulted in an increase in finance income and a corresponding increase in profit before tax of £26m, an increase in income tax expense of £6m, an increase in profit for the year and profit for the year attributable to equity holders of the company of £20m, a decrease in the fair value gain on other financial assets through other comprehensive income of £26m with an increase in the attributable tax of £6m, resulting in a decrease in other comprehensive income for the year of £20m, and no change in total comprehensive income for the year, all as compared to amounts previously reported.
The impact on both basic and diluted earnings per share attributable to equity holders of the company is an increase of 2.4p for 2021 and 2.7p for 2020.
The restatement had no balance sheet impact except within equity. Opening retained earnings as at 1 January 2020 have increased by £31m and closing retained earnings as at 31 December 2020 have increased by £57m and an equivalent decrease has been recorded to the opening and closing fair value reserve. Closing retained earnings at 31 December 2021 has increased by £37m and an equivalent decrease has been recorded to the closing fair value reserve. The restatement has no impact on the carrying amount of other financial assets in the balance sheet and has no impact on reported net assets, cash flows or total equity. Accordingly, an additional balance sheet as at 1 January 2020 has not been presented.

Going concern
1c. Going concern
In assessing the Group’s ability to continue as a going concern for the period to 30 June 2024, the Board reviewed management’s four-year plan, which was used as the base case. The review included available liquidity throughout the period and headroom against the Group’s two main covenants, which require net debt to EBITDA to be a maximum of four times and interest cover to be at least three times.
At 31 December 2022, the Group had available liquidity of £1.4bn, comprising central cash balances and its undrawn $1.19bn Revolving Credit Facility (RCF). In February 2023, the maximum RCF facility size was reduced to $1bn and the model used reflects this change. Significant liquidity and covenant headroom was observed throughout the assessment period in this base model.
A severe but plausible scenario was analysed, where the Group is impacted by all principal risks in both 2023 and 2024, adjusted for probability weighting as well as other significant risks. For this and other downside scenarios tested, the acquisition of PDRI is assumed to be completed and a further capital allocation outflow of £350m is modelled. In the severe but plausible scenario, adjusted operating profit is reduced by around 30%, with a similar impact on operating cashflow. Significant liquidity and covenant headroom was observed throughout the assessment period even before any mitigation actions which management would take if these downside risks were to crystalise.
A reverse stress test was performed to identify the reduction in profit required to cease to be a going concern at or before 30 June 2024. This was achieved in the model through a covenant breach in June 2024 triggering repayment of the Group’s debts. The model showed that operating losses were required, with profits reduced by around £750m per year in both 2023 and 2024. This significantly exceeded the severe but plausible downside scenario. The Directors consider this reverse stress test scenario to be implausible.
The Directors have confirmed that there are no material uncertainties that cast doubt on the Group’s going concern status and that they have a reasonable expectation that the Group has adequate resources to continue in operational existence beyond 30 June 2024. The consolidated financial statements have therefore been prepared on a going concern basis.

Climate change
1d. Climate change
The Group has assessed the impacts of climate change on the Group’s financial statements , including our commitment to achieving net zero by 2030, and the actions the Group intends to take to achieve those targets. The assessment did not identify any material impact on the Group’s significant judgements or estimates at 31 December 2022, or the assessment of going concern for the period to June 2024 and the Group’s viability over the next four years. Specifically, we have considered the following areas:

—	The physical and transition risks associated with climate change; and

—	The actions the Group is taking to meet its carbon reduction and net zero targets.
As a result, the Group has assessed the impacts of climate change on the financial statements, and in particular, on the following areas:

—
The impact on the Group’s future cash flows, and the resulting impact that such adjustments to our future cash flows would have on the outcome of the annual impairment testing of our goodwill balances (see note 11 for further details), the recognition of deferred tax assets and our assessment of going concern;

—	The carrying value of the Group’s assets, in particular the recoverable amounts of inventories, product development assets, intangible assets and property, plant and equipment; and

—	Any changes to our estimates of the useful economic lives of product development assets, intangible assets and property, plant and equipment.